CAPITAL STRUCTURE - Shares Repurchased by the Company - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Jun. 02, 2021	Nov. 08, 2018	Mar. 21, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Structure [Line Items]
Treasury shares, shares				33,177,628	25,582,630
Ordinary shares, issued				1,456,547,942	1,456,547,942
Ordinary shares, outstanding				1,423,370,314	1,430,965,312
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company				16,116,135	9,446,472
Treasury Shares [Member] | 2018 Share Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount		$ 500,000	$ 500,000
Stock repurchase program period		3 years	3 years
Shares repurchased by the Company						0
Retirement of shares (in shares)					0	81,952,230
Treasury Shares [Member] | 2018 Share Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company					3,148,824
Treasury Shares [Member] | 2018 Share Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company					9,446,472
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount	$ 500,000
Stock repurchase program period	3 years
Retirement of shares (in shares)				0
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company				5,372,045
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company				16,116,135